FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 42,000,000
Fair Value, Measurements, Recurring [Member]
Assets:
Cash and cash equivalents	$ 128,411,000		$ 202,402,000
Restricted cash	1,026,000		677,000
Liabilities:
Total US Dollar floating rate debt	1,326,416,000
Total US Dollar fixed rate debt	49,433,000
Total US Dollar floating rate and fixed rate debt			992,631,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	128,411,000		202,402,000
Restricted cash	1,026,000		677,000
Liabilities:
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	0
Total US Dollar floating rate and fixed rate debt			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	0		0
Restricted cash	0		0
Liabilities:
Total US Dollar floating rate debt	1,326,416,000
Total US Dollar fixed rate debt	0
Total US Dollar floating rate and fixed rate debt			992,631,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0		0
Restricted cash	0		0
Liabilities:
Total US Dollar floating rate debt	0
Total US Dollar fixed rate debt	0
Total US Dollar floating rate and fixed rate debt			0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	128,411,000		202,402,000
Restricted cash	1,026,000		677,000
Liabilities:
Total US Dollar floating rate debt	1,326,416,000		992,631,000
Total US Dollar fixed rate debt			0
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	128,411,000		202,402,000
Restricted cash	1,026,000		677,000
Liabilities:
Total US Dollar floating rate debt	$ 1,326,416,000		992,631,000
Total US Dollar fixed rate debt			$ 0